PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	12 Months Ended
May 31, 2020 USD ($)
Disclosure Text Block Supplement [Abstract]
Escrow Deposit Disbursements Related to Property Acquisition	$ 281,966